Discontinued operations (Details) - USD ($) $ in Millions		6 Months Ended	12 Months Ended
	Jul. 01, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Floor price equivalent percent discount			10.00%
Revenues			$ 26,134	$ 27,978	$ 27,662
Operating results of the discontinued businesses
Income tax expense			(322)	(167)	(228)
Income from discontinued operations, net of tax			4,860	438	723
Income from discontinued operations, net of tax, attributable to parent			4,852	396	659
Income from continuing operations before income taxes			841	1,862	2,119
Current assets held for sale and in discontinued operations
Current assets held for sale and in discontinued operations		$ 282	282	9,840
Non-current liabilities held for sale and in discontinued operations
Non-current liabilities held for sale and in discontinued operations		$ 197	$ 197	0
Power Grids business
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership interest percent	19.90%	19.90%	19.90%
Power Grids business
Current assets held for sale and in discontinued operations
Receivables, net		$ 280	$ 280	2,541
Contract assets		0	0	1,243
Inventories, net		1	1	1,667
Property, plant and equipment, net		0	0	1,754
Goodwill		0	0	1,631
Other current assets		1	1	1,004
Current assets held for sale and in discontinued operations		282	282	9,840
Current liabilities held for sale and in discontinued operations
Accounts payable, trade		188	188	1,722
Contract liabilities		0	0	1,121
Pension and other employee benefits		0	0	419
Other current liabilities		456	456	1,984
Current liabilities held for sale and in discontinued operations		644	644	5,246
Non-current liabilities held for sale and in discontinued operations
Other non-current liabilities		197	197	0
Non-current liabilities held for sale and in discontinued operations		197	197	0
Held for sale and discontinued operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues			108	213	243
Held for sale and discontinued operations | Power Grids business
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Divestment percentage	80.10%
Divestment value	$ 9,241
Combined fair value of the retained investment and the related put option	1,779
Liability in discontinued operations for estimated payments for various contractual items	$ 487
Cumulative translation loss relating to sale of business			420
Income tax expense within discontinued operations			262
Escrow Deposit		302	302
Fair value of the right granted for use of brand		258	$ 258
Transition services agreements, term			3 years
Right granted for use of brand, term			8 years
Income from transition services agreements		91	$ 91
Net interest and other finance expense recorded on allocated basis			20	44	43
Depreciation and amortization					258
Operating results of the discontinued businesses
Total revenues			4,008	9,037	9,698
Total cost of sales			(3,058)	(6,983)	(7,378)
Gross profit			950	2,054	2,320
Expenses			(808)	(1,394)	(1,326)
Recognized net gain on sale of business			5,141
Income from operations			5,282	660	994
Net interest and other finance expense			(5)	(61)	(55)
Non-operational pension (cost) credit			(94)	5	12
Income from discontinued operations before taxes			5,182	605	951
Income tax expense			(322)	(167)	(228)
Income from discontinued operations, net of tax			4,860	438	723
Income from discontinued operations, net of tax, attributable to parent			5,170	566	874
Amount paid to reduce liability		$ 33
Held for sale and discontinued operations | Power Grids business | Corporate and Other
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Allocated overhead and other management costs reclassified to another segment			$ 40	$ 225	$ 297